Gains and losses on disposal and main changes in scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Schedule of gains (losses) on disposal of fixed assets, investments and activities

(in millions of euros)	2021	2020	2019
Gains (losses) on disposal of fixed assets (see Note 8.1)	52	221	303
Gains (losses) on disposal of investments and activities (see Note 3.2)	2,455	7	(26)
Gain (losses) on disposal of fixed assets, investments and activities	2,507	228	277

SecureLink and SecureData [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost	377	100
Cash acquired net of transaction costs	(6)	(5)
Cash paid for investment securities, net of cash acquired	371	95

Goodwill was recognized in the amount of 392 million euros as a result of the acquisition of Securelink and 97 million euros as a result of the acquisition of SecureData, after allocation of the purchase price to identifiable assets acquired and liabilities assumed.

At acquisition date	SecureLink	SecureData
(in millions of euros)
Acquisition cost (a)	377	100
Net book value acquired	(153)	(32)
Effects of fair value measurement:
Customer relationship(1)	181	43
Trademark	—	—
Other intangibles	—	—
Net deferred tax	(43)	(8)
Net asset remeasured at fair value (b)	(15)	3
Goodwill (a)-(b)	392	97
(1)	Depreciation between 12 and 16 years according to the type of clients.

Orange Concessions
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)	At disposal date
Sale price of 50% of Orange Concessions' shares to the Consortium	1,053
Reameasurement at fair value of remaining interests held by Orange	1,053
Fair value of Orange Concessions at the disposal date (a)	2,107
Net book value and transaction costs related to sale of Orange Concessions (b)	17
Gain resulting from the loss of exclusive control on Orange Concessions (a)+(b)	2,124
Tax cost related to sale of the shares	(47)
Net gain resulting from the loss of exclusive control on Orange Concessions	2,077

The effects of the disposal of Orange Concessions shares presented in the cash flow statement are as follows:

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	1,046
Tax costs related to sale of Orange Concessions' shares	(47)
Transferred cash of Orange Concessions	(242)
Sales of investment securities, net of cash transferred	758

Summary of Assets and liabilities of disposal group held for sale

At disposal date
(in millions of euros)
Assets	1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Net equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94

Income statement
Revenues	471
Operating Income	(23)
Finance cost, net	(21)
Income taxes	(11)
Net income	(55)

FiberCo
Disclosure of detailed information about business combination [line items]
Disclosure of discontinued operations

(in millions of euros)	At disposal date
Sale price of 50% of FiberCo's shares sold to APG Group	292
Reameasurement at fair value of remaining interests hold by Orange Polska	292
Fair value of the FiberCo shares at the disposal date (a)	584
Net book value and transaction costs related to sale of the FiberCo (b)	(244)
Gain resulting from the loss of control on the FiberCo (a)+(b)	340
Tax cost related to sale of the shares	(30)
Net gain resulting from the loss of exclusive control on FiberCo	310

(in millions of euros)	At disposal date
Sale price of sold shares, net of transaction costs	288
Tax costs related to the transaction (VAT and income tax)	(61)
Transferred cash of the sold entity	(5)
Receivables on sale of shares	(90)
Sales of investment securities, net of cash transferred	132

Summary of Assets and liabilities of disposal group held for sale

(in millions of euros)	At disposal date

Assets	297
Tangible assets	87
Operating taxes assets	46
Prepaid expenses	154
Other assets	5
Cash and cash equivalents	5
Liabilities	297
Equity	240
Non current financial liabilities	36
Other liabilities	21

Telekom Romania Communications [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations

(in millions of euros)	At acquisition date
Acquisition cost	296
Cash acquired	(90)
Cash paid for investment securities, net of cash acquired	206

(in millions of euros)	At acquisition date
Purchase price related to the acquisition of the 54% share	296
Fair value of the non-controlling interests	251
Acquisition cost (a)	547
Net book value acquired before purchase price allocation (b)	275
Preliminary goodwill (a)-(b)	272